Other Income (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Other income		$ 17,875	$ 10,083	$ 47,915	$ 10,127
Income from credit default insurance	30,956
Within caption "Revenue"
Income from credit default insurance	1,170
Within caption "Other Income"
Income from credit default insurance	29,786
Sale of defaulted counterparty claim
Other income		17,779
Hire revenues
Deferred revenue and credits		$ 10,000		$ 10,000